Transfers of Financial Assets - Additional Information (Detail) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Transferred financial assets with continuing involvement that are derecognized in their entirely	€ 0	€ 0
Amount of collateral pledged for derivative transactions	2,234,000,000	2,688,000,000
The Netherlands [member]
Disclosure of financial assets [line items]
Mortgage loan pledged as security for notes issued	€ 6,500,000,000	€ 6,800,000,000